Note 7 Impaired loans and advances at amortized cost covered by collateral (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	€ 189,602	€ 166,013	€ 166,042
Maximum exposure to credit risk [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	14,446	13,493	14,657
Of which secured by collateral [Member] | Residential property [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	3,167	2,537	2,875
Of which secured by collateral [Member] | Commercial property [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	771	849	1,068
Of which secured by collateral [Member] | Cash as collateral [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	5	3	5
Of which secured by collateral [Member] | Other [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	91	52	33
Of which secured by collateral [Member] | Financial [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	€ 1,226	€ 984	€ 886